Borrowings (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Borrowings [Line Items]
Borrowings	$ 497,642	$ 674,092
Current borrowings	12,528	17,916
Non-current borrowings	485,114	656,176
Notes 2024 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings		171,880
Notes 2027 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	$ 497,642	499,893
Banco Santander [Member]
Disclosure Of Borrowings [Line Items]
Borrowings		$ 2,319